Schedule I - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
(Loss) profit for the year	$ 20,800	$ 98,478	$ 443,828
Adjustments to reconcile net profit to net cash provided by operating activities:
Income tax (benefit) expense	16,252	57,540	147,983
Finance costs	21,942	38,793	61,015
Exchange differences	(13,565)	7,551	9,995
Impairment (gain) loss	43,052	25,290	56,999
Changes in operating assets and liabilities:
(Increase) decrease in trade and other receivables	22,765	80,766	(72,558)
Other changes in operating assets and liabilities	(40,294)	(9,770)	(34,993)
Income tax received	(15,799)	(113,308)	(80,524)
Net cash provided by operating activities	243,258	178,372	405,018
Payments due to investments:
Other intangible assets	(3,024)	(2,787)	(1,147)
Net cash used in investing activities	(66,937)	(81,806)	(51,774)
Cash flows from financing activities:
Dividends paid	(9,758)
Repayment of debt instruments	(147,624)	(179,075)	(84,823)
Proceeds from debt instruments	10,255
Payments for lease liabilities	(16,201)	(14,967)	(11,590)
Payments to acquire own shares	(2,428)
Net cash used in financing activities	(175,508)	(282,147)	(140,458)
Total net increase (decrease) in cash and cash equivalents	813	(185,581)	212,786
Beginning balance of cash and cash equivalents	137,649	322,943	116,663
Foreign exchange (losses) gains on cash and cash equivalents	(5,191)	287	(6,506)
Ending balance of cash and cash equivalents	133,271	137,649	322,943
Separate
Cash flows from operating activities:
(Loss) profit for the year	(18,507)	5,429	(40,436)
Adjustments to reconcile net profit to net cash provided by operating activities:
Income tax (benefit) expense	(367)	(115)
Depreciation and amortization	126	123	104
Finance income	(889)	(31,982)	(4,029)
Finance costs	6,477	19,638	26,444
Exchange differences	(447)	(86)	2,005
Impairment (gain) loss		(429)
Share-based compensation			5,836
Changes in operating assets and liabilities:
Decrease (Increase) in trade and other receivables	12,536	53,052	7,138
(Decrease) increase in trade and other payables	(14,191)	(13,680)	5,205
Other changes in operating assets and liabilities	(215)	(8,276)	(492)
Income tax received	367
Net cash provided by operating activities	(15,110)	23,674	1,775
Payments due to investments:
Other intangible assets			(522)
Loans to group companies		(3,250)
Proceeds from loans to group companies	51,709	120,510
Net cash used in investing activities	51,709	117,260	(522)
Cash flows from financing activities:
Dividends paid	(9,758)
Repayment of debt instruments			(2,181)
Proceeds from debt instruments	10,255
Payments for debt issuance cost	(6)
Payments for lease liabilities	(153)	(149)	(123)
Proceeds from loans from group companies	40,947	6,770
Repayments of loans from group companies	(75,089)	(147,882)
Payments to acquire own shares	(2,428)
Net cash used in financing activities	(36,232)	(141,261)	(2,304)
Total net increase (decrease) in cash and cash equivalents	367	(327)	(1,051)
Beginning balance of cash and cash equivalents	227	605	1,311
Foreign exchange (losses) gains on cash and cash equivalents	20	(51)	345
Ending balance of cash and cash equivalents	$ 614	$ 227	$ 605